CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 52,540	$ 56,231
Short-term restricted cash	1,886	7,034
Restricted cash held by trustees	10,133	1,549
Trade receivables, net	58,223	51,654
Inventories	30,946	31,933
Other current assets	32,355	25,767
Total current assets	186,083	174,168
LONG-TERM INVESTMENTS AND RECEIVABLES:
Severance pay funds	9,236	9,722
Long-term restricted cash	1,624	2,025
Long-term trade receivables, receivables in respect of capital leases and other receivables	19,308	20,219
Total long-term investments and receivables	30,168	31,966
PROPERTY AND EQUIPMENT, NET	97,683	100,926
INTANGIBLE ASSETS, NET	48,033	49,927
GOODWILL	89,691	89,691
Total assets	451,658	446,678
CURRENT LIABILITIES:
Short-term bank credit	4,172	2,971
Current maturities of long-term loans and convertible subordinated notes	22,357	19,092
Trade payables	30,831	25,477
Accrued expenses	19,470	25,609
Short-term advances from customers held by trustees	6,553	1,551
Other current liabilities	32,592	36,764
Total current liabilities	115,975	111,464
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	42,541	40,353
Accrued severance pay	9,270	9,445
Other long-term liabilities	24,176	25,341
Total long-term liabilities	75,987	75,139
COMMITMENTS AND CONTINGENCIES
EQUITY:
Share capital - Ordinary shares of NIS 0.2 par value: Authorized - 60,000,000 shares as of June 30, 2012 and December 31, 2011; Issued and outstanding - 41,413,302 and 41,182,011 shares as of June 30, 2012 and December 31, 2011, respectively	1,894	1,882
Additional paid-in capital	868,174	867,098
Accumulated other comprehensive income	1,285	541
Accumulated deficit	(611,657)	(609,446)
Total equity	259,696	260,075
Total liabilities and equity	$ 451,658	$ 446,678